Preferred Stock (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended		6 Months Ended			0 Months Ended					12 Months Ended		0 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011 Series A1 Designated Convertible Preferred Stock [Member]	Jun. 30, 2013 Series A1 Designated Convertible Preferred Stock [Member]	Jun. 30, 2012 Series A1 Designated Convertible Preferred Stock [Member]	Jun. 30, 2013 Series A1 Designated Convertible Preferred Stock [Member]	Jun. 30, 2012 Series A1 Designated Convertible Preferred Stock [Member]	Jun. 30, 2013 Series A2 Designated Convertible Preferred Stock [Member]	May 27, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-1 [Member]	Dec. 31, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-2 [Member]	Dec. 31, 2011 Series A-2 [Member]	Dec. 31, 2012 Series A [Member]	Dec. 31, 2011 Series A [Member]	May 27, 2011 Series A-1 [Member]	Dec. 31, 2012 Series A-1 [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized	10,000,000		10,000,000		10,000,000	10,000,000		4,500,000		4,500,000		4,500,000		4,500,000	4,500,000	4,500,000	4,500,000
Convertible Preferred Stock, Shares Issued upon Conversion																		10	10			10
Ownership Cap, Threshold Percentage																		9.985%	9.985%			9.985%
Preferred Stock, Dividend Rate, Percentage																		5.00%	5.00%			5.00%
Shares, Issued																				2,937,499.97
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 5.20													$ 5.20
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)							$ 10,724,991						$ 10,724,991							$ 10,724,991
Payments of Stock Issuance Costs (in Dollars)							886,422													886,422
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)																				9,250,009
Dividends Payable (in Dollars)								1,675,694		1,675,694											1,259,742
Dividends, Preferred Stock, Stock (in Dollars)	209,268	199,124	415,952	395,789	801,534	458,208
Preferred Stock, Shares Authorized (in Shares)	10,000,000		10,000,000		10,000,000	10,000,000		4,500,000		4,500,000		4,500,000		4,500,000	4,500,000	4,500,000	4,500,000
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)																		10	10			10
Stock Issued During Period, Shares, New Issues (in Shares)							2,937,499.97
Proceeds from Issuance of Convertible Preferred Stock							10,724,991						10,724,991							10,724,991
Payments of Stock Issuance Costs							886,422													886,422
Dividends Payable								1,675,694		1,675,694											1,259,742
Dividends, Preferred Stock								$ 209,268	$ 199,124	$ 415,952	$ 395,789